REVENUE	12 Months Ended
Dec. 31, 2019
Disclosure Of Revenue [Abstract]
Disclosure of revenue [text block]
NOTE 9. REVENUE

	January - December
	2019	2018	2017
Classes of revenue	ThU.S.$	ThU.S.$	ThU.S.$
Revenue from sales of goods	5,245,489	5,857,584	5,133,339
Revenue from rendering of services	83,725	97,249	105,002
Total	5,329,214	5,954,833	5,238,341

The reportable
segments
revenues by business area and by geographical area are presented in Note 24.